Leases - Schedule of Maturities of Lease Liabilities (Details)	Mar. 31, 2025 USD ($)
Operating Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2026	$ 2,395,872
2027	1,558,333
2028	1,255,566
2029	938,817
2030	365,302
Thereafter	454,304
Total lease payments	6,968,194
Less: imputed interest	(896,429)
Present value of lease liabilities	6,071,765
Finance Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2026	156,629
2027	101,914
2028	20,331
2029	793
2030
Thereafter
Total lease payments	279,667
Less: imputed interest	(22,419)
Present value of lease liabilities	$ 257,248